Taxes Payable	12 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
TAXES PAYABLE
9.	TAXES PAYABLE

As of June 30, 2022 and 2021, taxes payable consisted of the following:

	As of June 30,
	2022	2021
Corporate income tax (1)	$3,946,227	$3,632,709
Value-added tax (“VAT”)	746,975	585,979
Related surcharges on VAT payable	2,224	13,703
IIT	1,841	-
	$4,697,267	$4,232,391